Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000087861 | Wheaton Precious Metals8659322
Holdings [Line Items]
Percent of Total Investments	23.10%
C000087861 | Pan American Silver8659317
Holdings [Line Items]
Percent of Total Investments	13.50%
C000087861 | Osisko Gold Royalties8659384
Holdings [Line Items]
Percent of Total Investments	6.60%
C000087861 | Korea Zinc8659410
Holdings [Line Items]
Percent of Total Investments	6.10%
C000087861 | Hecla Mining8659307
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087861 | Industrias Penoles8659413
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087861 | First Majestic Silver8659362
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087861 | Coeur Mining8659299
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087861 | Fresnillo8659403
Holdings [Line Items]
Percent of Total Investments	3.80%
C000087861 | Cia de Minas Buenaventura SAA8659416
Holdings [Line Items]
Percent of Total Investments	3.70%
C000087861 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087861 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087861 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087861 | Bosnia and Herzegovina
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087861 | Peru
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000087861 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087861 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087861 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087861 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000087861 | Canada
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000087858 | Sumitomo Metal Mining8659434
Holdings [Line Items]
Percent of Total Investments	5.10%
C000087858 | First Quantum Minerals8659360
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087858 | Freeport-McMoRan8659325
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087858 | Boliden8659443
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087858 | BHP Group8659337
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087858 | Antofagasta PLC8659393
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087858 | Lundin Mining8659374
Holdings [Line Items]
Percent of Total Investments	4.80%
C000087858 | KGHM Polska Miedz8659437
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087858 | Southern Copper8659330
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087858 | Teck Resources8659386
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087858 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087858 | Australia
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000087858 | China
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000087858 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087858 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087858 | Canada
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087858 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087858 | Congo, the Democratic Republic of
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087858 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087858 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087858 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087858 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000087858 | Chile
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000093019 | Lundin Gold8659524
Holdings [Line Items]
Percent of Total Investments	4.40%
C000093019 | Alamos Gold8659486
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093019 | Eldorado Gold8659507
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093019 | Hecla Mining8659426
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093019 | Coeur Mining8659423
Holdings [Line Items]
Percent of Total Investments	3.70%
C000093019 | New Gold8659528
Holdings [Line Items]
Percent of Total Investments	3.50%
C000093019 | Perseus Mining8659462
Holdings [Line Items]
Percent of Total Investments	3.30%
C000093019 | Torex Gold Resources8659546
Holdings [Line Items]
Percent of Total Investments	3.20%
C000093019 | Equinox Gold8659513
Holdings [Line Items]
Percent of Total Investments	3.00%
C000093019 | OceanaGold8659530
Holdings [Line Items]
Percent of Total Investments	2.80%
C000093019 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093019 | Australia
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000093019 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000093019 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000093019 | Canada
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000093019 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000093019 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093019 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093019 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093019 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000090393 | Cameco8659629
Holdings [Line Items]
Percent of Total Investments	22.30%
C000090393 | Sprott Physical Uranium Trust8659585
Holdings [Line Items]
Percent of Total Investments	8.40%
C000090393 | NexGen Energy8659658
Holdings [Line Items]
Percent of Total Investments	5.70%
C000090393 | Uranium Energy8659583
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090393 | NAC Kazatomprom JSC8659673
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090393 | NuScale Power8659575
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090393 | Hyundai Engineering & Construction8659697
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090393 | Oklo8659577
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090393 | Mitsubishi Heavy Industries8659685
Holdings [Line Items]
Percent of Total Investments	3.20%
C000090393 | Doosan Enerbility8659691
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090393 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000090393 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000090393 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000090393 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000090393 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000090393 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000090393 | Canada
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000090393 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000090393 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090393 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000090393 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	4.50%